Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - United States of America, Dollars $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 11,610
2025	11,844
2026	11,959
2027 and thereafter	17,424
Long-term loans	$ 52,837